Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Changes in Property and Equipment Account

Changes in property and equipment account for the years ended December 31, 2022, 2021 and 2020 are as follows:

	Cable and wire facilities	Central equipment	Network facilities	Buildings	Vehicles, furniture and other network equipment	Information origination and termination equipment	Land improvements	IT systems and platforms	Security platforms	Property under construction	Total
	(in million pesos)
December 31, 2020
Cost	205,338	3,134	298,169	23,647	41,856	46,885	4,427	23,868	104	50,060	697,488
Accumulated depreciation, impairment and amortization	(147,048)	(2,585)	(186,566)	(18,674)	(35,260)	(29,545)	(279)	(16,651)	(12)	—	(436,620)
Net book value	58,290	549	111,603	4,973	6,596	17,340	4,148	7,217	92	50,060	260,868
December 31, 2020
Net book value at beginning of the year	58,290	549	111,603	4,973	6,596	17,340	4,148	7,217	92	50,060	260,868
Additions (Note 4)	1,306	906	141	145	570	5,678	43	23	145	80,026	88,983
Disposals/Retirements	(9)	(1)	(81)	(27)	(52)	—	(163)	—	—	—	(333)
Reclassifications	—	1,850	—	2,795	55	—	—	—	—	(4,554)	146
Impairment losses recognized during the year (Note 5)	(27)	—	(121)	—	—	—	—	—	—	—	(148)
Transfers and others	22,641	—	30,328	629	195	10,077	145	4,900	107	(69,022)	—
Translation differences charged directly to cumulative translation adjustments	—	—	1	—	(1)	—	—	1	—	—	1
Adjustments	8	—	—	(8)	—	—	—	—	—	—	—
Depreciation and amortization	(10,676)	(552)	(23,282)	(1,091)	(2,124)	(5,245)	(10)	(3,635)	(166)	—	(46,781)
Net book value at end of the year	71,533	2,752	118,589	7,416	5,239	27,850	4,163	8,506	178	56,510	302,736
December 31, 2021
Cost	229,160	5,896	327,195	26,838	40,586	62,595	4,451	27,099	355	56,510	780,685
Accumulated depreciation, impairment and amortization	(157,627)	(3,144)	(208,606)	(19,422)	(35,347)	(34,745)	(288)	(18,593)	(177)	—	(477,949)
Net book value	71,533	2,752	118,589	7,416	5,239	27,850	4,163	8,506	178	56,510	302,736
December 31, 2022
Net book value at beginning of the year	71,533	2,752	118,589	7,416	5,239	27,850	4,163	8,506	178	56,510	302,736
Additions (Note 4)	194	265	3,656	31	731	6,389	28	8	—	85,508	96,810
Telecom assets additions subject to subsequent sale and leaseback from tower companies	—	—	16,841	—	—	—	—	—	—	—	16,841
Disposals/Retirements	(5)	—	(6,529)	(1)	(158)	—	(7)	(20)	—	(7,976)	(14,696)
Reclassifications	11	—	—	—	—	—	—	—	—	(11)	—
Reclassifications to assets held-for-sale	—	—	(12,372)	—	—	—	—	—	—	(3,641)	(16,013)
Impairment losses recognized during the year (Note 5)	(112)	—	(66)	—	(131)	—	—	—	—	—	(309)
Transfers and others	32,323	666	24,155	724	412	8,445	120	8,092	21	(74,958)	—
Translation differences charged directly to cumulative translation adjustments	—	—	—	—	1	—	—	1	—	—	2
Adjustments	7	512	—	(2)	(240)	—	—	—	—	(5)	272
Acquisition through business combinations	—	—	—	23	77	—	—	—	—	—	100
Depreciation and amortization (Note 3)	(32,994)	(589)	(42,311)	(1,545)	(1,774)	(7,898)	(32)	(5,789)	(66)	—	(92,998)
Net book value at end of the year	70,957	3,606	101,963	6,646	4,157	34,786	4,272	10,798	133	55,427	292,745
December 31, 2022
Cost	261,429	7,338	328,729	26,788	40,572	77,429	4,591	35,095	377	55,427	837,775
Accumulated depreciation, impairment and amortization	(190,472)	(3,732)	(226,766)	(20,142)	(36,415)	(42,643)	(319)	(24,297)	(244)	—	(545,030)
Net book value	70,957	3,606	101,963	6,646	4,157	34,786	4,272	10,798	133	55,427	292,745

Summary of Estimated Useful Lives of Property and Equipment

As at December 31, 2022, the estimated useful lives of our property and equipment are as follows:

Cable and wire facilities	5 – 15 years
Central equipment	3 – 15 years
Network facilities	3 – 15 years
Buildings	25 – 50 years
Vehicles, furniture and other network equipment	3 – 15 years
Information origination and termination equipment	5 – 15 years
Land improvements	10 years
IT systems and platforms	3 – 5 years
Security platforms	3 – 5 years
Leasehold improvements	3 – 10 years or the term of the lease, whichever is shorter

Summary of Completed Sales

The following summarizes the completed sale of Smart and DMPI as at 2022:

Closing Date	Number of Tower Assets Sold	Cash Consideration	Net Book Value of Tower Assets (excluding taxes)
		(in million pesos)
June 1, 2022	3,012	39,228	12,937
August 1, 2022	1,013	13,190	5,253
September 1, 2022	151	1,801	1,606
October 3, 2022	259	3,529	1,377
December 9, 2022	230	2,744	1,701
	4,665	60,492	22,874